UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Fidelity
Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.30%	$ 1,000.00	$ 1,000.20	$ 1.49**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.31	$ 1.51**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Retirement Government Money Market Portfolio would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.08 and $2.11, respectively.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/10	% of fund's investments 8/31/09	% of fund's investments 2/28/09
0 - 30	65.0	59.0	44.4
31 - 90	19.1	17.7	33.0
91 - 180	11.2	7.8	11.9
181 - 397	4.7	15.5	10.7
Weighted Average Maturity
	2/28/10	8/31/09	2/28/09
Retirement Government Money Market Portfolio	42 Days	69 Days	68 Days
All Taxable Money Market Funds Average *	48 Days	52 Days	49 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
Federal Agency Issues 29.9%	Federal Agency Issues 48.5%
U.S. Treasury Obligations 15.8%	U.S. Treasury Obligations 13.7%
Other Government Related 0.0%	Other Government Related† 2.8%
Repurchase Agreements 54.2%	Repurchase Agreements 34.9%
Net Other Assets** 0.1%	Net Other Assets** 0.1%

** Net Other Assets are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 29.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 29.6%
3/1/10 to 11/12/10	0.12 to 1.00% (b)	$ 1,471,900	$ 1,471,561
Freddie Mac - 0.3%
5/5/10	0.63 (b)	18,000	17,980
TOTAL FEDERAL AGENCIES			1,489,541
U.S. Treasury Obligations - 15.8%

U.S. Treasury Bills - 13.5%
3/11/10 to 12/16/10	0.19 to 0.73	671,682	670,639
U.S. Treasury Notes - 2.3%
5/31/10 to 6/30/10	0.48 to 0.60	112,000	112,606
TOTAL U.S. TREASURY OBLIGATIONS			783,245
Repurchase Agreements - 54.2%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 2,301,808	2,301,785
With:
ING Financial Markets LLC at:
0.14%, dated 1/14/10 due 3/31/10 (Collateralized by U.S. Government Obligations valued at $73,452,877, 0% - 5.67%, 7/1/35 - 9/1/37)	72,021	72,000
0.17%, dated:
1/22/10 due 4/30/10 (Collateralized by U.S. Government Obligations valued at $111,199,019, 0% - 9.85%, 4/1/18 - 1/1/38)	109,050	109,000
2/2/10 due 5/3/10 (Collateralized by U.S. Government Obligations valued at $108,132,624, 0% - 5.87%, 12/1/29 - 5/1/38)	106,045	106,000
0.2%, dated 2/25/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $18,361,769, 0% - 5.67%, 11/1/35 - 3/1/38)	18,013	18,000
Morgan Stanley & Co., Inc. at:
0.18%, dated 2/3/10 due 5/4/10 (Collateralized by U.S. Government Obligations valued at $73,715,629, 3.38% - 9%, 4/1/17 - 2/1/40)	72,032	72,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at: - continued
0.2%, dated 2/26/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $18,416,728, 4.5%, 1/1/40)	$ 18,012	$ 18,000
TOTAL REPURCHASE AGREEMENTS		2,696,785
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,969,571)		4,969,571
NET OTHER ASSETS - 0.1%		5,099
NET ASSETS - 100%		$ 4,974,670
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,301,785,000 due 3/01/10 at 0.12%
BNP Paribas Securities Corp.	$ 174,009
Banc of America Securities LLC	107,082
Bank of America, NA	245,160
Barclays Capital, Inc.	113,775
Citigroup Global Markets, Inc.	107,082
Credit Suisse Securities (USA) LLC	107,082
Deutsche Bank Securities, Inc.	481,874
RBS Securities, Inc.	107,082
ING Financial Markets LLC	182,040
J.P. Morgan Securities, Inc.	59,538
Merrill Lynch Government Securities, Inc.	53,541
Morgan Stanley & Co., Inc.	144,561
RBC Capital Markets Corp.	14,724
Societe Generale, New York Branch	107,082
UBS Securities LLC	149,915
Wachovia Bank NA	147,238
$ 2,301,785
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,696,785) - See accompanying schedule: Unaffiliated issuers (cost $4,969,571)		$ 4,969,571
Receivable for fund shares sold		13,189
Interest receivable		2,203
Total assets		4,984,963

Liabilities
Payable for fund shares redeemed	$ 9,310
Accrued management fee	978
Other affiliated payables	1
Other payables and accrued expenses	4
Total liabilities		10,293

Net Assets		$ 4,974,670
Net Assets consist of:
Paid in capital		$ 4,974,599
Accumulated undistributed net realized gain (loss) on investments		71
Net Assets, for 4,974,216 shares outstanding		$ 4,974,670
Net Asset Value, offering price and redemption price per share ($4,974,670 ÷ 4,974,216 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 7,891

Expenses
Management fee	$ 10,637
Independent Trustees' compensation	10
Total expenses before reductions	10,647
Expense reductions	(3,010)	7,637
Net investment income		254
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		59
Net increase in net assets resulting from operations		$ 313

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 254	$ 46,004
Net realized gain (loss)	59	720
Net increase in net assets resulting from operations	313	46,724
Distributions to shareholders from net investment income	(254)	(46,000)
Distributions to shareholders from net realized gain	(704)	-
Total distributions	(958)	(46,000)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,076,078	3,124,889
Reinvestment of distributions	958	45,988
Cost of shares redeemed	(1,371,959)	(2,917,192)
Net increase (decrease) in net assets and shares resulting from share transactions	(294,923)	253,685
Total increase (decrease) in net assets	(295,568)	254,409

Net Assets
Beginning of period	5,270,238	5,015,829
End of period	$ 4,974,670	$ 5,270,238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.009	.033	.049	.042	.021
Distributions from net investment income	- E	(.009)	(.033)	(.049)	(.042)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.02%	.86%	3.35%	5.06%	4.25%	2.17%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.44%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.30% A	.44%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.30% A	.44%	.41%	.39%	.40%	.41%
Net investment income	.01% A	.84%	3.28%	4.95%	4.18%	2.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,975	$ 5,270	$ 5,016	$ 4,733	$ 4,826	$ 4,740

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Tax cost	$ 4,969,571

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse

Semiannual Report

3. Operating Policies - continued

Reverse Repurchase Agreements - continued

repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $3,010.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Government Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Retirement Government Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Retirement Government Money Market Portfolio

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2008. The Board considered that although the fund has no minimum initial investment and provides a range of services similar to retail funds, Lipper categorizes it as institutional. When compared to retail no-load funds, the fund's total expenses rank below the median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the

Semiannual Report

Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RGM-SANN-0410
1.700932.112

Fidelity
Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 28, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.42%	$ 1,000.00	$ 1,000.60	$ 2.08
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.71	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 2/28/10	% of fund's investments 8/31/09	% of fund's investments 2/28/09
0 - 30	50.1	30.8	31.6
31 - 90	28.7	46.7	48.2
91 - 180	13.7	14.0	11.8
181 - 397	7.5	8.5	8.4
Weighted Average Maturity
	2/28/10	8/31/09	2/28/09
Retirement Money Market Portfolio	63 Days	69 Days	68 Days
All Taxable Money Market Funds Average*	48 Days	52 Days	49 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
Corporate Bonds 0.3%	Corporate Bonds 1.2%
Commercial Paper 13.6%	Commercial Paper 15.0%
Bank CDs, BAs, TDs, and Notes 56.4%	Bank CDs, BAs, TDs, and Notes 60.1%
Government Securities† 16.6%	Government Securities† 20.9%
Repurchase Agreements 13.9%	Repurchase Agreements 3.4%
Other Investments 0.0%	Other Investments 0.2%
Net Other Assets** (0.8)%	Net Other Assets** (0.8)%

**Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
General Electric Capital Corp.
3/11/11	0.46%	$ 23,500	$ 23,821
LP Pinewood SPV LLC
3/5/10	0.23 (d)	25,000	25,000
TOTAL CORPORATE BONDS			48,821
Certificates of Deposit - 46.2%

London Branch, Eurodollar, Foreign Banks - 13.7%
Banco Bilbao Vizcaya Argentaria SA
5/28/10	0.25	103,000	103,001
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	106,000	106,000
Credit Agricole SA
3/1/10 to 6/1/10	0.25 to 0.67 (d)	546,000	546,000
Credit Industriel et Commercial
3/3/10 to 6/1/10	0.34 to 0.41	340,000	340,000
Danske Bank AS
4/19/10 to 4/22/10	0.21	104,000	104,000
DZ BANK AG Deutsche Zentral-Genossenschaftsbank
3/24/10	0.21	27,000	27,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.60	83,000	83,000
ING Bank NV
3/8/10 to 5/25/10	0.22 to 0.26	352,000	352,000
Landesbank Hessen-Thuringen
3/15/10 to 8/3/10	0.41 to 0.63	271,000	271,000
National Australia Bank Ltd.
3/10/10 to 4/1/10	0.35 to 0.40	300,000	300,000
UniCredit SpA
3/3/10 to 3/12/10	0.24	121,000	121,000
			2,353,001
New York Branch, Yankee Dollar, Foreign Banks - 32.5%
ABN-AMRO Bank NV
4/6/10	0.27	104,000	104,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Banco Bilbao Vizcaya Argentaria SA New York Branch
5/24/10	0.25%	$ 104,000	$ 104,001
Bank of Montreal
3/22/10	0.24 (d)	27,000	27,000
Bank of Nova Scotia
3/8/10 to 5/25/10	0.25 to 0.45 (d)	242,000	242,000
Bank of Nova Scotia Institutional
3/8/10	0.24 (d)	108,000	108,000
Bank of Tokyo-Mitsubishi
4/6/10 to 5/4/10	0.21	263,000	263,000
Bank Tokyo-Mitsubishi UFJ Ltd.
3/26/10 to 4/30/10	0.21	91,000	91,000
Barclays Bank PLC
3/16/10	0.34 (d)	217,000	217,000
Barclays Bank PLC New York Branch
3/31/10	0.20	58,000	58,000
BNP Paribas New York Branch
8/3/10 to 9/20/10	0.33 to 0.45	553,000	553,000
BNP Paribas SA
4/20/10 to 8/12/10	0.40 to 0.60	254,000	254,000
Calyon New York Branch
3/8/10 to 7/6/10	0.40 to 0.41 (d)	180,000	180,000
Calyon SA
6/11/10	0.60	136,000	136,000
Canadian Imperial Bank of Commerce, New York
3/9/10 to 3/22/10	0.23 to 0.28 (d)	263,000	263,000
Commerzbank AG
3/1/10 to 3/2/10	0.35	133,000	133,000
Commerzbank AG New York Branch
3/10/10 to 8/10/10	0.23 to 0.45	232,000	232,000
Fortis Bank New York Branch
3/24/10	0.20	39,000	39,000
Lloyds TSB Bank PLC New York Branch
3/22/10	0.21	130,000	130,000
Natexis Banques Populaires NY
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires NY - continued
3/1/10 to 5/19/10	0.30 to 1.05% (d)	$ 354,000	$ 354,000
Natixis New York Branch
3/12/10 to 3/22/10	0.30 to 1.05 (d)	205,000	205,000
Rabobank Nederland
3/5/10 to 5/18/10	0.23 to 0.60 (d)	435,000	435,013
Rabobank Nederland New York Branch
3/8/10 to 9/7/10	0.23 to 0.30 (d)	358,000	358,003
Royal Bank of Canada
4/1/10	0.57 (d)	118,000	118,000
Royal Bank of Canada New York Branch
3/22/10 to 3/29/10	0.23 (d)	24,000	24,000
Royal Bank of Scotland PLC
3/16/10 to 4/1/10	0.73 to 0.80	165,000	165,000
Royal Bank of Scotland PLC Connecticut Branch
3/22/10 to 5/21/10	0.51 to 0.54 (d)	174,000	174,000
Royal Bank Scotland NV Chicago
5/24/10	0.30	57,000	57,000
Skandinaviska Enskilda Banken New York Branch
5/4/10	0.30	69,000	69,000
Societe Generale
5/5/10	0.55 (d)	30,000	30,000
Societe Generale Institutional CD Program
3/2/10 to 3/8/10	0.26 to 0.27 (d)	245,000	245,000
Sumitomo Mitsui Banking Corp. New York Branch
4/28/10	0.21	21,000	21,000
Toronto-Dominion Bank
3/29/10 to 4/16/10	0.23 to 0.65 (d)	101,000	101,000
Toronto-Dominion Bank New York Branch
3/4/10	0.23 (d)	26,000	26,000
UniCredito Italiano SpA, New York
4/27/10	0.30	87,000	87,000
			5,603,017
TOTAL CERTIFICATES OF DEPOSIT			7,956,018
Commercial Paper - 13.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Abbott Laboratories
4/26/10	0.32% (d)	$ 80,000	$ 80,000
American Honda Finance Corp.
8/10/10	0.35	20,000	19,969
Autobahn Funding
3/1/10 to 3/8/10	0.20 to 0.24	31,000	31,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/18/10	0.30	56,000	55,992
Bayerische Landesbank
3/11/10	0.40	149,000	148,983
Commerzbank U.S. Finance, Inc.
3/10/10 to 8/10/10	0.20 to 0.45	202,000	201,782
CVS Caremark Corp.
3/1/10	0.20	7,000	7,000
Dakota Notes (Citibank Credit Card Issuance Trust)
3/5/10 to 4/7/10	0.20 to 0.21	105,000	104,994
Devon Energy Corp.
3/11/10	0.24	25,000	24,998
DnB NOR Bank ASA
3/19/10 to 4/1/10	0.22 (d)	147,000	147,000
Gotham Funding Corp.
4/9/10	0.20	9,000	8,998
Groupe BPCE
4/6/10	0.30	86,000	85,974
Irish Republic
3/2/10 to 5/21/10	0.32 to 0.40	118,000	117,908
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	67,000	66,836
Natexis Banques Populaires U.S. Finance Co. LLC
5/18/10	0.30	115,000	114,925
Nationwide Building Society
3/1/10 to 6/1/10	0.25 to 0.37	68,000	67,983
Norddeutsche Landesbank (New York Branch)
3/15/10 to 5/11/10	0.33 to 0.40	108,000	107,947
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	72,000	71,930
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Trust & Banking Co. Ltd. New York Branch Program
3/9/10	0.20%	$ 19,000	$ 18,999
Toronto Dominion Holdings (USA)
3/8/10	0.55	11,000	10,999
Toyota Motor Credit Corp.
4/1/10 to 5/17/10	0.25 to 0.27	114,000	113,948
Transocean Ltd.
3/8/10	0.25	11,000	10,999
UniCredito Italiano Bank (Ireland) PLC
4/22/10 to 5/28/10	0.30 to 0.36	262,000	261,824
Vodafone Group PLC
3/1/10	0.20	9,000	9,000
Westpac Banking Corp.
3/11/10 to 5/11/10	0.26 to 0.70 (d)	412,000	411,924
XTO Energy, Inc.
3/12/10 to 3/26/10	0.23 to 0.24	34,500	34,496
TOTAL COMMERCIAL PAPER			2,336,408
U.S. Government and Government Agency Obligations - 2.7%

Other Government Related - 2.7%
Bank of America NA (FDIC Guaranteed)
3/15/10 to 4/29/10	0.28 to 0.30 (c)(d)	269,414	269,414
Citibank NA (FDIC Guaranteed)
3/30/10	0.30 (c)(d)	44,000	44,000
General Electric Capital Corp. (FDIC Guaranteed)
4/8/10	0.30 (c)(d)	158,035	158,035
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			471,449
Federal Agencies - 7.0%

Federal Home Loan Bank - 7.0%
3/2/10 to 3/14/11	0.14 to 1.01 (d)	1,199,900	1,199,568
U.S. Treasury Obligations - 6.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

U.S. Treasury Bills - 6.1%
3/11/10 to 10/21/10	0.20 to 0.73%	$ 1,055,773	$ 1,054,143
U.S. Treasury Notes - 0.8%
1/31/11	0.47 to 0.48	135,000	135,485
TOTAL U.S. TREASURY OBLIGATIONS			1,189,628
Bank Notes - 0.6%

Bank of America NA
3/4/10 to 3/15/10	0.28 to 0.30 (d)	112,000	112,000
Medium-Term Notes - 8.0%

AT&T, Inc.
4/2/10	0.70 (b)(d)	152,000	152,000
Banque Federative du Credit Mutuel
2/28/10	0.65 (b)(d)	96,000	96,000
Berkshire Hathaway, Inc.
5/10/10	0.23 (d)	41,500	41,500
BP Capital Markets PLC
3/11/10	0.39 (d)	65,000	65,000
Cellco Partnership
3/29/10	0.80 (b)(d)	74,000	74,000
Commonwealth Bank of Australia
3/4/10 to 3/15/10	0.28 (b)(d)	214,000	214,000
Metropolitan Life Global Funding I
6/3/10	0.95 (b)(d)	29,000	29,000
New York Life Insurance Co.
3/31/10 to 5/14/10	1.30 to 1.40 (d)(g)	109,000	109,000
Procter & Gamble International Funding SCA
5/7/10	0.26 (d)	34,000	34,000
Royal Bank of Canada
3/15/10 to 5/17/10	0.57 to 0.67 (b)(d)	170,000	170,000
Verizon Communications, Inc.
3/15/10	0.65 (d)	105,000	105,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
3/23/10 to 5/11/10	0.26 to 0.29% (b)(d)	$ 296,000	$ 296,000
TOTAL MEDIUM-TERM NOTES			1,385,500
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
4/1/10	1.00 (d)(g)	45,000	45,000
Time Deposits - 0.5%

Banco Santander SA
3/31/10 to 4/16/10	0.25	89,000	89,000
Asset-Backed Securities - 0.0%

Bank of America Auto Trust
9/15/10	0.39 (b)	4,262	4,262
Harley-Davidson Motorcycle Trust
7/15/10	0.71	606	606
TOTAL ASSET-BACKED SECURITIES			4,868
Municipal Securities - 0.8%

ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2000 A, VRDN
3/5/10	0.17 (d)(e)	15,000	15,000
Butler County Health Facilities Rev. Series 2002, VRDN
3/5/10	0.18 (d)	15,000	15,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
3/5/10	0.17 (d)	7,000	7,000
California Hsg. Fin. Agcy. Rev. Series 2003 F, VRDN
3/5/10	0.17 (d)(e)	21,620	21,620
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2008 B, VRDN
3/5/10	0.18 (d)	20,250	20,250
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, VRDN
3/5/10	0.20 (d)	26,870	26,870
Middletown Hosp. Facilities Rev. Series 2008 B, VRDN
3/5/10	0.17 (d)	19,430	19,430
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. Series 2005 A, VRDN
3/5/10	0.15% (d)(e)	$ 12,500	$ 12,500
TOTAL MUNICIPAL SECURITIES		137,670
Repurchase Agreements - 13.9%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) #	$ 161,088	161,086
With:
Banc of America Securities LLC at:
0.32%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $49,351,317, 6.05% - 7.5%, 8/15/12 - 2/15/19)	47,001	47,000
0.64%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $218,171,636, 0% - 10%, 6/15/19 - 3/4/53)	202,011	202,000
Barclays Capital, Inc. at:
0.32%, dated 2/17/10 due 5/18/10 (Collateralized by Corporate Obligations valued at $5,250,561, 6.5%, 1/18/11)	5,004	5,000
0.39%, dated 2/26/10 due 3/1/10 (Collateralized by Equity Securities valued at $5,400,207)	5,000	5,000
0.4%, dated:
1/25/10 due 4/19/10 (Collateralized by Mortgage Loan Obligations valued at $16,806,533, 5.29% - 5.7%, 6/25/45 - 7/10/46)	16,015	16,000
2/16/10 due 3/18/10 (Collateralized by Equity Securities valued at $42,126,091)	39,013	39,000
0.45%, dated:
2/4/10 due 3/5/10 (Collateralized by Corporate Obligations valued at $14,044,388, 0.37%, 7/25/13)	13,005	13,000
2/10/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $10,802,565, 0.29% - 0.36%, 4/25/37 - 6/25/37)	10,007	10,000
2/19/10 due 3/19/10 (Collateralized by Corporate Obligations valued at $22,682,835, 0.6% - 6.9%, 4/10/28 - 4/25/36)	21,007	21,000
0.5%, dated 1/25/10 due:
4/9/10 (Collateralized by Corporate Obligations valued at $14,046,826, 0.37% - 0.78%, 6/17/13 - 7/25/13)	13,013	13,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.5%, dated 1/25/10 due:
4/26/10 (Collateralized by Corporate Obligations valued at $14,046,826, 0.37% - 0.43%, 7/25/13 - 10/25/35)	$ 13,016	$ 13,000
0.55%, dated:
12/22/09 due 3/22/10 (Collateralized by Corporate Obligations valued at $29,190,740, 0.61% - 7.24%, 8/7/37 - 9/25/37)	27,037	27,000
12/28/09 due 3/26/10 (Collateralized by Corporate Obligations valued at $29,188,067, 0.61% - 7.24%, 2/20/14 - 9/25/37)	27,036	27,000
1/4/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $17,294,784, 0.29% - 6.9%, 4/10/28 - 12/25/32)	16,021	16,000
0.59%, dated 2/26/10 due 3/1/10 (Collateralized by Corporate Obligations valued at $291,614,419, 2.5% - 4.25%, 3/29/13 - 3/15/47)	270,013	270,000
Citigroup Global Markets, Inc. at:
0.49%, dated 2/23/10 due 3/2/10 (Collateralized by Equity Securities valued at $14,043,533)	13,001	13,000
0.54%, dated 2/26/10 due 3/1/10 (Collateralized by Mortgage Loan Obligations valued at $250,339,792, 0.38% - 11.75%, 9/29/14 - 11/20/57)	232,010	232,000
Credit Suisse Securities (USA) LLC at 0.29%, dated 2/26/10 due 3/1/10 (Collateralized by Equity Securities valued at $678,709,644)	617,015	617,000
Deutsche Bank Securities, Inc. at:
0.27%, dated:
1/5/10 due 3/5/10 (Collateralized by Commercial Paper Obligations valued at $9,274,232, 3/16/10)	9,004	9,000
1/15/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $8,243,159, 3/10/10 - 4/14/10)	8,004	8,000
1/20/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $11,335,325, 3/29/10 - 4/20/10)	11,006	11,000
0.35%, dated:
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $57,060,223, 4.88% - 11.25%, 5/10/10 - 5/15/31)	53,047	53,000
1/22/10 due:
4/28/10 (Collateralized by Corporate Obligations valued at $27,917,131, 4.9% - 10.55%, 2/15/14 - 8/15/31)	26,024	26,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.35%, dated:
1/22/10 due:
4/30/10 (Collateralized by Corporate Obligations valued at $27,772,426, 2.75% - 10.38%, 2/1/11 - 2/26/37)	$ 26,025	$ 26,000
0.4%, dated:
1/8/10 due 4/8/10 (Collateralized by Corporate Obligations valued at $29,164,021, 0.3% - 11.5%, 2/4/17 - 7/19/46)	27,027	27,000
1/11/10 due 4/13/10 (Collateralized by Corporate Obligations valued at $28,898,601, 0.52% - 8.14%, 1/2/23 - 7/1/43)	27,028	27,000
1/20/10 due 4/20/10 (Collateralized by Mortgage Loan Obligations valued at $14,046,240, 0% - 11.5%, 2/4/17 - 11/20/48)	13,013	13,000
2/2/10 due:
5/4/10 (Collateralized by Corporate Obligations valued at $27,823,561, 4.88% - 11.25%, 11/8/10 - 8/15/31)	26,026	26,000
5/7/10 (Collateralized by Corporate Obligations valued at $13,726,135, 5.25% - 12.38%, 4/15/15 - 9/15/33)	13,014	13,000
5/10/10 (Collateralized by Corporate Obligations valued at $14,042,382, 1.05% - 10.55%, 2/1/11 - 6/1/56)	13,014	13,000
0.6%, dated 1/15/10 due 3/16/10 (Collateralized by Corporate Obligations valued at $13,660,760, 5.5%, 4/15/29)	13,013	13,000
Goldman Sachs & Co. at 0.24%, dated 2/26/10 due 3/5/10 (Collateralized by Commercial Paper Obligations valued at $21,630,433, 3/1/10) (d)(f)	21,001	21,000
ING Financial Markets LLC at:
0.3%, dated 2/22/10 due 5/24/10 (Collateralized by Corporate Obligations valued at $26,255,507, 1.32% - 8.88%, 7/26/10 - 11/15/38)	25,019	25,000
0.33%, dated 1/7/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $7,354,707, 3.88% - 4.88%, 3/15/14 - 9/16/15)	7,006	7,000
J.P. Morgan Securities, Inc. at 0.19%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations valued at $79,312,578, 6.15%, 9/1/39)	77,001	77,000
Merrill Lynch, Pierce, Fenner & Smith at 0.44%, dated 2/22/10 due 5/21/10 (Collateralized by Equity Securities valued at $56,223,117) (d)(f)	52,057	52,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. at:
0.5%, dated 2/5/10 due 3/5/10 (Collateralized by Corporate Obligations valued at $42,211,634, 3.47% - 12.5%, 6/29/10 - 3/31/56)	$ 39,015	$ 39,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Corporate Obligations valued at $113,961,568, 0.37% - 5.28%, 7/25/13 - 1/6/48)	106,199	106,000
UBS Securities LLC at 0.3%, dated:
2/9/10 due 5/10/10 (Collateralized by Corporate Obligations valued at $27,305,264, 0.12% - 0.54%, 4/15/22 - 11/14/22)	26,020	26,000
2/17/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $19,953,663, 0.12% - 0.54%, 4/15/22 - 11/14/22)	19,014	19,000
Wells Fargo Securities, LLC at 0.32%, dated 1/27/10 due 4/27/10 (Collateralized by Commercial Paper Obligations valued at $8,242,418, 4/21/10)	8,006	8,000
TOTAL REPURCHASE AGREEMENTS		2,392,086
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $17,368,016)		17,368,016
NET OTHER ASSETS - (0.8)%		(130,491)
NET ASSETS - 100%		$ 17,237,525
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,035,262,000 or 6.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $471,449,000 or 2.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $154,000,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 1%, 4/1/10	3/26/02	$ 45,000
New York Life Insurance Co.: 1.3%, 5/14/10	5/8/09	$ 42,000
1.4%, 3/31/10	3/23/09	$ 67,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$161,086,000 due 3/01/10 at 0.12%
BNP Paribas Securities Corp.	$ 12,178
Banc of America Securities LLC	7,494
Bank of America, NA	17,157
Barclays Capital, Inc.	7,962
Citigroup Global Markets, Inc.	7,494
Credit Suisse Securities (USA) LLC	7,494
Deutsche Bank Securities, Inc.	33,722
RBS Securities, Inc.	7,494
ING Financial Markets LLC	12,740
J.P. Morgan Securities, Inc.	4,167
Merrill Lynch Government Securities, Inc.	3,747
Morgan Stanley & Co., Inc.	10,117
RBC Capital Markets Corp.	1,030
Societe Generale, New York Branch	7,494
UBS Securities LLC	10,492
Wachovia Bank NA	10,304
$ 161,086
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,392,086) - See accompanying schedule: Unaffiliated issuers (cost $17,368,016)		$ 17,368,016
Cash		134
Receivable for fund shares sold		44,190
Interest receivable		11,349
Other receivables		253
Total assets		17,423,942

Liabilities
Payable for investments purchased	$ 135,992
Payable for fund shares redeemed	44,671
Accrued management fee	5,500
Other affiliated payables	2
Other payables and accrued expenses	252
Total liabilities		186,417

Net Assets		$ 17,237,525
Net Assets consist of:
Paid in capital		$ 17,237,400
Undistributed net investment income		6
Accumulated undistributed net realized gain (loss) on investments		119
Net Assets, for 17,235,983 shares outstanding		$ 17,237,525
Net Asset Value, offering price and redemption price per share ($17,237,525 ÷ 17,235,983 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest		$ 45,123

Expenses
Management fee	$ 36,887
Independent trustees' compensation	33
Miscellaneous	317
Total expenses before reductions	37,237
Expense reductions	(534)	36,703
Net investment income		8,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		236
Net increase in net assets resulting from operations		$ 8,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,420	$ 261,362
Net realized gain (loss)	236	3,741
Net increase in net assets resulting from operations	8,656	265,103
Distributions to shareholders from net investment income	(8,414)	(261,370)
Distributions to shareholders from net realized gain	(2,284)	-
Total distributions	(10,698)	(261,370)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,367,568	13,450,269
Reinvestment of distributions	10,690	261,277
Cost of shares redeemed	(5,185,866)	(11,958,023)
Net increase (decrease) in net assets and shares resulting from share transactions	(807,608)	1,753,523
Total increase (decrease) in net assets	(809,650)	1,757,256

Net Assets
Beginning of period	18,047,175	16,289,919
End of period (including undistributed net investment income of $6 and $0, respectively)	$ 17,237,525	$ 18,047,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.015	.037	.050	.042	.022
Distributions from net investment income	-E	(.015)	(.037)	(.050)	(.042)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.06%	1.46%	3.72%	5.15%	4.32%	2.23%
Ratios to Average Net Assets D
Expenses before reductions	.43%A	.45%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%A	.45%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.42%A	.45%	.40%	.39%	.40%	.41%
Net investment income	.10%A	1.43%	3.66%	5.03%	4.24%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$ 17,238	$ 18,047	$ 16,290	$ 16,057	$ 16,609	$ 16,164

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses - continued

The Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Fund without regard to any expense limitation in effect for the Fund.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Book-tax differences are primarily due to deferred trustees compensation and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 17,368,016

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $534.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Retirement Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its September 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Retirement Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also reviewed the fund's performance during 2009.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented recent market events, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Retirement Money Market Portfolio

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked above its competitive median for 2008. The Board considered that although the fund has no minimum initial investment and provides a range of services similar to retail funds, Lipper categorizes it as institutional. When compared to retail no-load funds, the fund's total expenses rank below the median for 2008.

In its review, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RMM-SANN-0410
1.700934.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010